FT Vest U.S. Equity Moderate Buffer ETF - November Annual Total Returns	12 Months Ended
Dec. 31, 2024
FT Vest U.S. Equity Moderate Buffer ETF - November | FT Vest U.S. Equity Moderate Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	10.55%